Financial Risk Management Objectives and Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) Customer	Dec. 31, 2025 USD ($) Customer	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Basis points	50.00%		50.00%	50.00%
Increase decrease in profit before tax on basis of higher lower basis points	¥ 10.1	$ 1.5	¥ 12.5
People's Republic of China [member]
Disclosure of detailed information about financial instruments [line items]
Number of top customers	5	5	5
People's Republic of China [member] | Top 5 Customers [member]
Disclosure of detailed information about financial instruments [line items]
Amount owed	¥ 847.6		¥ 242.4	$ 122.4
Percentage of trade receivables excluding bills receivables	31.00%	31.00%	13.30%